Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional Value, Assets	$ 27,953	$ 36,579
Fair Value, Assets	155	163
Notional Value, Liabilities	31,679	21,030
Fair Value, Liabilities	125	172
Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1
Derivative Asset Average Remaining Maturity Period	3 days
Notional Value, Liabilities	$ 1,458	1,164
Fair Value, Liabilities	$ 84	$ 125
Derivative Liability Average Remaining Maturity Period	1 year 6 months	2 years 6 months
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,605	$ 2,019
Fair Value, Assets		$ 5
Derivative Asset Average Remaining Maturity Period	14 years 9 months 18 days	16 years 5 months 26 days
Notional Value, Liabilities	$ 4,333	$ 5,469
Derivative Liability Average Remaining Maturity Period	6 years 11 months 19 days	8 years 5 months 4 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 4,333	$ 4,844
Fair Value, Assets		$ 21
Derivative Asset Average Remaining Maturity Period	6 years 11 months 19 days	7 years 8 months 8 days
Notional Value, Liabilities	$ 1,132	$ 46
Fair Value, Liabilities		$ 1
Derivative Liability Average Remaining Maturity Period	7 years 7 months 20 days	6 years 8 months 12 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,839	$ 1,632
Fair Value, Assets	$ 27	$ 7
Derivative Asset Average Remaining Maturity Period	25 days	1 month 6 days
Notional Value, Liabilities	$ 1,140	$ 1,326
Fair Value, Liabilities	$ 5	$ 2
Derivative Liability Average Remaining Maturity Period	18 days	14 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 994	$ 15,291
Fair Value, Assets	$ 3	$ 10
Derivative Asset Average Remaining Maturity Period	21 days	10 months 20 days
Notional Value, Liabilities	$ 13,968	$ 4,511
Fair Value, Liabilities	$ 30	$ 10
Derivative Liability Average Remaining Maturity Period	8 months 19 days	10 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 5,080	$ 4,985
Fair Value, Assets	$ 88	$ 65
Derivative Asset Average Remaining Maturity Period	10 years 9 months 7 days	7 years 6 months 25 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 584	$ 1,285
Fair Value, Assets	$ 16	$ 21
Derivative Asset Average Remaining Maturity Period	1 month 2 days	1 month 6 days
Notional Value, Liabilities	$ 3	$ 5
Derivative Liability Average Remaining Maturity Period	1 month 2 days	18 days
Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 549	$ 147
Fair Value, Assets	$ 7	$ 1
Derivative Asset Average Remaining Maturity Period	10 days	7 days
Notional Value, Liabilities	$ 75	$ 669
Fair Value, Liabilities	$ 1	$ 8
Derivative Liability Average Remaining Maturity Period	18 days	14 days
Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 19	$ 45
Fair Value, Assets	$ 1
Derivative Asset Average Remaining Maturity Period	9 months 25 days	1 year 1 month 6 days
Notional Value, Liabilities	$ 104	$ 88
Fair Value, Liabilities	$ 2	$ 1
Derivative Liability Average Remaining Maturity Period	5 months 12 days	6 months 29 days
Other Economic Hedges [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,318	$ 1,559
Derivative Asset Average Remaining Maturity Period	3 years 6 months	3 years 4 months 28 days
Notional Value, Liabilities	$ 4,923	$ 3,779
Fair Value, Liabilities	$ 2	$ 1
Derivative Liability Average Remaining Maturity Period	4 years 14 days	3 years 1 month 28 days
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets		$ 1,000
Fair Value, Assets		$ 28
Derivative Asset Average Remaining Maturity Period		6 years 8 months 12 days
Notional Value, Liabilities		$ 3,600
Fair Value, Liabilities		$ 16
Derivative Liability Average Remaining Maturity Period		1 year 6 months 18 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 7,422	$ 3,772
Fair Value, Assets	$ 8	$ 5
Derivative Asset Average Remaining Maturity Period	3 years 1 month 9 days	6 years 8 months 23 days
Notional Value, Liabilities	$ 4,320
Derivative Liability Average Remaining Maturity Period	1 year 9 months 7 days
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 209
Fair Value, Assets	$ 5
Derivative Asset Average Remaining Maturity Period	18 days
Notional Value, Liabilities	$ 223	$ 373
Fair Value, Liabilities	$ 1	$ 8
Derivative Liability Average Remaining Maturity Period	18 days	18 days